Leases - Schedule of Future Minimum Lease Payments (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2026	$ 38,251
2027	33,825
2028	1,029
2029	672
2030	221
Total remaining lease payments (undiscounted)	73,998
Less imputed interest	(2,318)
Present value of lease liabilities	$ 71,680